Basis of Presentation and Summary of Significant Accounting Policies (Goodwill, by Reporting Unit) (Detail) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Roll Forward]
Beginning Balance	$ 1,085.5		$ 2,234.6	$ 2,234.6	$ 2,295.1
Final Purchase Price Allocation Adjustments					(11.7)
Goodwill Impairments during the Year Ended December 31, 2014	109.7	$ 470.6	0.0	1,149.1	48.8	$ 4.1
Ending Balance	975.8	1,085.5		1,085.5	2,234.6	2,295.1
Fayetteville
Goodwill [Roll Forward]
Beginning Balance	0.0		72.5	72.5	76.8
Final Purchase Price Allocation Adjustments					0.0
Goodwill Impairments during the Year Ended December 31, 2014				72.5	4.3
Ending Balance		0.0		0.0	72.5	76.8
Granite Wash
Goodwill [Roll Forward]
Beginning Balance	0.0		0.0	0.0	14.2
Final Purchase Price Allocation Adjustments					0.0
Goodwill Impairments during the Year Ended December 31, 2014				0.0	14.2
Ending Balance		0.0		0.0	0.0	14.2
Marcellus
Goodwill [Roll Forward]
Beginning Balance	8.6		8.6	8.6	8.6
Final Purchase Price Allocation Adjustments					0.0
Goodwill Impairments during the Year Ended December 31, 2014	8.6			0.0	0.0
Ending Balance	0.0	8.6		8.6	8.6	8.6
Arrow
Goodwill [Roll Forward]
Beginning Balance	45.9		45.9	45.9	45.5
Final Purchase Price Allocation Adjustments					0.4
Goodwill Impairments during the Year Ended December 31, 2014	0.0			0.0	0.0
Ending Balance	45.9	45.9		45.9	45.9	45.5
Northeast Storage and Transportation
Goodwill [Roll Forward]
Beginning Balance	726.3		726.3	726.3	727.1
Final Purchase Price Allocation Adjustments					(0.8)
Goodwill Impairments during the Year Ended December 31, 2014	0.0			0.0	0.0
Ending Balance	726.3	726.3		726.3	726.3	727.1
COLT
Goodwill [Roll Forward]
Beginning Balance	44.9		668.3	668.3	670.5
Final Purchase Price Allocation Adjustments					(2.2)
Goodwill Impairments during the Year Ended December 31, 2014	13.7			623.4	0.0
Ending Balance	31.2	44.9		44.9	668.3	670.5
West Coast
Goodwill [Roll Forward]
Beginning Balance	0.0		85.9	85.9	89.1
Final Purchase Price Allocation Adjustments					(3.2)
Goodwill Impairments during the Year Ended December 31, 2014				85.9	0.0
Ending Balance		0.0		0.0	85.9	89.1
Supply and Logistics
Goodwill [Roll Forward]
Beginning Balance	167.2		266.2	266.2	269.5
Final Purchase Price Allocation Adjustments					(3.3)
Goodwill Impairments during the Year Ended December 31, 2014	65.5			99.0	0.0
Ending Balance	101.7	167.2		167.2	266.2	269.5
Storage and Terminals
Goodwill [Roll Forward]
Beginning Balance	50.5		104.2	104.2	104.7
Final Purchase Price Allocation Adjustments					(0.5)
Goodwill Impairments during the Year Ended December 31, 2014	14.1			53.7	0.0
Ending Balance	36.4	50.5		50.5	104.2	104.7
US Salt
Goodwill [Roll Forward]
Beginning Balance	12.6		12.6	12.6	16.1
Final Purchase Price Allocation Adjustments					(1.3)
Goodwill Impairments during the Year Ended December 31, 2014	0.0			0.0	2.2
Ending Balance	12.6	12.6		12.6	12.6	16.1
Trucking
Goodwill [Roll Forward]
Beginning Balance	29.5		177.9	177.9	178.4
Final Purchase Price Allocation Adjustments					(0.5)
Goodwill Impairments during the Year Ended December 31, 2014	7.8			148.4	0.0
Ending Balance	21.7	29.5		29.5	177.9	178.4
Barnett
Goodwill [Roll Forward]
Beginning Balance	0.0		257.2	257.2	257.2
Final Purchase Price Allocation Adjustments					0.0
Goodwill Impairments during the Year Ended December 31, 2014				257.2	0.0
Ending Balance		0.0		0.0	257.2	257.2
Watkins Glen
Goodwill [Roll Forward]
Beginning Balance	0.0		66.2	66.2	94.6
Final Purchase Price Allocation Adjustments					(0.3)
Goodwill Impairments during the Year Ended December 31, 2014				66.2	28.1
Ending Balance		0.0		0.0	66.2	94.6
Crestwood Equity Partners LP
Goodwill [Roll Forward]
Beginning Balance	1,085.5		2,491.8	2,491.8	2,552.3
Final Purchase Price Allocation Adjustments					(11.7)
Goodwill Impairments during the Year Ended December 31, 2014	109.7	515.4	$ 0.0	1,406.3	48.8	4.1
Ending Balance	$ 975.8	$ 1,085.5		$ 1,085.5	$ 2,491.8	$ 2,552.3